REGULATORY FRAMEWORK (Details 7)	12 Months Ended
Dec. 31, 2022
Minimum Remuneration To Thermal Power Generator 3 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Generated energy
SE No. 31/20 ($ / MW-month)	Between 240 and 420
SE No. 440/21 ($ / MW-month)	Between 310 and 542
SE No. 238/22 (AR$ / MW-month)	Between 403 and 705
SE No. 826/22 (AR$ / MW-month)	Between 585 and 1,023
Minimum Remuneration To Thermal Power Generator 1 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Operated energy
SE No. 31/20 ($ / MW-month)	84
SE No. 440/21 ($ / MW-month)	108
SE No. 238/22 (AR$ / MW-month)	154
SE No. 826/22 (AR$ / MW-month)	204